Income taxes - Deferred income taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss and tax credit carryforwards	€ 11,840	€ 429
Prepaid expense and other current assets	1,335	3,723
Deferred rent	0	1
Property and equipment	1	116
Accrued expenses and other current liabilities	26	147
Intangible assets, net	0	253
Operating lease liability	28,132	31,130
Other long-term liabilities	115	311
Deferred tax assets (gross)	41,449	36,110
Less valuation allowance	(536)	(81)
Subtotal	40,913	36,029
Offsetting	(40,912)	(35,294)
Deferred tax assets	1	735
Deferred tax liabilities:
Intangible assets, net	52,928	53,021
Property and equipment	2,875	2,980
Operating lease right-of-use assets	27,106	29,985
Other	179	235
Subtotal	83,088	86,221
Offsetting	(40,912)	(35,294)
Deferred tax liabilities	€ (42,176)	€ (50,927)